Annual Total Returns[BarChart] - Direxion Monthly 7-10 Year Treasury Bear 2X Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(30.94%)	(11.51%)	9.45%	(18.78%)	(6.67%)	(4.85%)	(5.45%)	none	(11.53%)	(18.29%)